Consolidated Reinsurance (Consolidated Reinsurance) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Reinsurance
Life Insurance in Force, Gross Amounts	$ 3,035,399	$ 2,935,363	$ 2,940,853
Life Insurance in Force, Ceded Amounts	361,355	372,886	401,576
Life Insurance in Force, Assumed Amounts	811,435	830,980	844,946
Life Insurance in Force, Net Amounts	$ 3,485,479	$ 3,393,457	$ 3,384,223
Life Insurance in Force, Percentage Assumed to Net	23.30%	24.50%	25.00%
Direct Premiums Earned	$ 21,497	$ 20,963	$ 20,290
Ceded Premiums Earned	1,242	1,252	1,284
Assumed Premiums Earned	1,679	1,673	1,469
Premiums Earned, Net	$ 21,934	$ 21,384	$ 20,475
Premiums, Percentage Assumed to Net	7.70%	7.80%	7.20%
Life insurance (1)
Consolidated Reinsurance
Direct Premiums Earned	$ 14,449	$ 14,135	$ 13,820
Ceded Premiums Earned	1,143	1,159	1,187
Assumed Premiums Earned	1,638	1,630	1,423
Premiums Earned, Net	$ 14,944	$ 14,606	$ 14,056
Premiums, Percentage Assumed to Net	11.00%	11.20%	10.10%
Accident & health insurance
Consolidated Reinsurance
Direct Premiums Earned	$ 7,048	$ 6,828	$ 6,470
Ceded Premiums Earned	99	93	97
Assumed Premiums Earned	41	43	46
Premiums Earned, Net	$ 6,990	$ 6,778	$ 6,419
Premiums, Percentage Assumed to Net	0.60%	0.60%	0.70%